Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2024
EBP 001 [Member]
Employee Benefit Plan, Reconciliation to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

8. Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to IRS Form 5500 as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Net assets available for benefits per the financial statements	$108,133,924	$102,260,609
Deemed distributions reported on 5500	(47,387)	(24,332)
Net assets available for benefits per the Form 5500	$108,086,537	$102,236,277

Deemed distributions are defaulted and unpaid participant loans of active participants that are reflected as distributions on the Form 5500 and as notes receivable from participants on the financial statements. Upon a distributable event, the deemed distributions will be reflected as distributions in the financial statements.

The following is a reconciliation of changes in net assets available for plan benefits per the financial statements to the Form 5500 for the year ended December 31, 2024:

Increase in net assets available for benefits per the financial statements	$5,873,315
Change in deemed distributions	(23,055)
Net income per Form 5500	$5,850,260